General	12 Months Ended
Dec. 31, 2022
General [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	Medigus Ltd. (the “Company” or “Medigus”) was incorporated in Israel on December 9, 1999. The Company’s registered office and principal place of business are located in Israel. The address of its registered office is Hanehoshet 10, 4th Floor, Tel-Aviv POB 6971072, Israel.

The Company, together with its subsidiaries and associates, operates in the technology sector, focusing on medical-related devices and products (through its associate Polyrizon), on visualization and AI based solutions (through its associate ScoutCam), on internet related activities (through its subsidiaries Eventer and Gix Internet), on e-commerce (through its subsidiary Jeffs’ Brands), on safety systems for commercial drones (through its associate Parazero), on energy efficiency technology (through its associate Laminera) and on the electric vehicle sector (through its subsidiary Charging Robotics).

Additionally, through its corporate, the Company is engaged in the licensing of intellectual property relating to its legacy product, the Medigus Ultrasonic Surgical Endostapler (“MUSE”), to Golden Grand Medical Instruments Ltd., a China based medical services provider, and in the investment of its excess cash resources, primarily in equity securities.

“Group” – the Company together with, Jeffs’ Brands Ltd., Charging Robotics Ltd., GERD IP, Inc., Eventer Technologies Ltd. and Gix Internet Ltd.

“Subsidiaries” – entities under the control of the Company.

ScoutCam Inc.

ScoutCam Inc (“ScoutCam”) has executed a number of capital raising transactions during 2021 and 2023, of which the last was a private placement that occurred on March 21, 2023 (see note 21(4)). The private placement during 2021 diluted the Company’s holdings in ScoutCam and lead to a deconsolidation of ScoutCam and the remaining holdings were accounted for under the equity method. The private placement during 2023 diluted the Company’s holdings in ScoutCam and the remaining holdings were accounted for as investment at fair value through profit or loss (FVTPL). For additional information, see note 4C.

GERD IP Inc.

On January 13, 2020, together with the Company’s advisor Mr. Kfir Zilberman, the Company formed a subsidiary in Delaware, of which the Company holds 90% of the stock capital, under the name GERD IP Inc. (“GERD IP”). The Company transferred certain of its patents in consideration for seven capital notes issued to the Company by GERD IP in the amount of USD 2,000 thousand each. For additional information, see note 4Q.

Eventer Technologies Ltd.

As of December 31, 2022, the Company holds approximately 46.21% of the issued and outstanding share capital of Eventer Technologies Ltd. (“Eventer”). Eventer is a technology company engaged in the development of tools for automatic creation, management, promotion, and billing of events and ticketing sales. For additional information, see note 4D.

Gix Internet Ltd.

On February 28, 2022, the Company purchased additional shares of Gix Internet Ltd. (“Gix Internet”) and the Company holdings interests in Gix Internet increased to 38.03% and as of this date the Company started to consolidate Gix Internet.

As of December 31, 2022, the Company holds 42.25% of the issued and outstanding share capital of Gix Internet. For additional information, see note 4F.

Charging Robotics Ltd.

On January 7, 2021, the Company entered into an agreement to purchase a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology. Furthermore, the Company entered into a collaboration agreement with the seller, whereby the Company committed to invest in a newly incorporated wholly owned subsidiary of the Company, Charging Robotics Ltd. (“Charging Robotics”), incorporated on February 1, 2021, which will focus on the Company’s new electric vehicle and wireless charging activities. On February 19, 2021, the Company entered into a venture agreement with Amir Zaid, Weijian Zhou and Charging Robotics, under which the Company formed a venture, under the name Revoltz Ltd., or Revoltz, to develop and commercialize three modular electric vehicle (EV) micro mobility vehicles for urban individual use and “last mile” cargo delivery. For additional information, see note 4I.

Jeffs’ Brands Ltd.

On October 8, 2020, the Company entered into a common stock purchase agreement with Smart Repair Pro, Inc. (“Pro”), Purex, Corp. (“Purex”), and their respective stockholders (the “Pro and Purex SPA”). Pro and Purex both are in the e-Commerce field and operate online stores for the sale of various consumer products on the Amazon online marketplace. The transactions contemplated in the Pro and Purex SPA closed on January 4, 2021.

On May 16, 2021, the Company entered into a stock exchange and plan of restructuring agreement with Victor Hakmon, the other shareholder of Pro and Purex, and Jeffs’ Brands Ltd. (“Jeffs’ Brands”), a newly incorporated entity, pursuant to which, among other things, the Company and Victor Hakmon transferred all their holdings in Pro and Purex to Jeffs’ Brands, in return for a consideration of Jeffs’ Brands ordinary shares that were issued respectively. As a result, Pro and Purex became wholly owned subsidiaries of Jeffs’ Brands.

On August 30, 2022, as a result of an initial public offering of Jeffs’ Brands (“IPO”), and the closing of a portion of the underwriter’s over-allotment option, Jeffs’ Brands received aggregate gross proceeds of approximately USD 15.5 million before deducting underwriting discounts and other estimated offering expenses.

As of December 31, 2022, the Company holds 35.94% of the issued and outstanding share capital of Jeffs’ Brands. For additional information, see note 4E.

Interests in other entities

As of December 31, 2022, the Company also holds 40.35% in Parazero Technologies Ltd. (“Parazero”) (see note 4M), 37.03% in Polyrizon Ltd. (“Polyrizon”) (see note 4H), 35.06% in Fuel Doctor Holding Inc. (“Fuel Doctor”) (see note 4L), 19.7% in Laminera Flow Optimization Ltd. (“Laminera”) (formerly known as ABI Energy Ltd.) (see note 4N), 5.72% in Elbit Imaging Ltd. (“Elbit Imaging”) (see note 4J), 6.46% in Automax Ltd. (“Automax”) (formerly known as Matomy Ltd.) (see note 4G), 5.77% in ClearMind Medicine, Inc. (“ClearMind”) (see note 4O), 1.6% in SciSparc Ltd. (“SciSparc”) (see note 4K), 2.35% in Safee Cyber Technologies Ltd. (“Safee”) (see note 4P), 1.28% in Maris-Tech Ltd. (“Maris”), 0.97% in Colugo Systems Ltd. (“Colugo”), 0.47% in Safe Foods, Inc. ( “SAFO”) and 0.67% in Tondo Smart Ltd. (“Tondo”) and 1.49% in Bubbles Intergroup Ltd. (“Bubbles”).

The Company’s ordinary shares were listed on the Tel Aviv Stock Exchange Ltd. (“TASE”) from February 2006 until January 25, 2021, when the Company voluntarily delisted its shares from trading on the TASE. As of May 20, 2015, the Company’s American Depository Shares (“ADSs”) evidenced by American Depositary Receipts (“ADRs”) are listed on the Nasdaq Capital Market. The Company’s depositary agent for the ADR program is the Bank of New York Mellon. The Company’s Series C Warrants have been traded on Nasdaq Capital Market since July 2018.

B.	As of the approval date of these financial statements, the Company has cash and cash equivalents in the amount of USD 4.9 million. The Company anticipates such cash and cash equivalents will provide sufficient liquidity for more than a twelve-month period from the date of these financial statements.

However, since inception, the Company’s activities have been funded mainly by its shareholders. Furthermore, in the recent years the Company has suffered recurring losses from operations, negative cash flows from operating activities, and has an accumulated deficit as of December 31, 2022. As such, the Company’s ability to continue operating may be dependent on several factors, amongst which is its ability to raise sufficient additional funding, which funding may not necessarily be available to the Company, obtained on terms favorable to the Company, or provide the Company with sufficient funds to meet its objectives.

C.	Russia-Ukraine War

In late February 2022, Russia invaded Ukraine. As military activity proceeds and sanctions, export controls and other measures are imposed against Russia, Belarus and specific areas of Ukraine, the war is increasingly affecting the global economy and financial markets, as well as exacerbating ongoing economic challenges, including rising inflation and global supply-chain disruption. Although the group do not have direct suppliers based in Russia or Ukraine, additional supply delays and possible shortages of critical components may arise as the conflict progresses and if certain suppliers’ operations and/or subcomponent supply from affected countries are disrupted further.